Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000030254
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Boyar Value Fund
Average Annual Return, Percent	(0.78%)		5.22%	3.41%	5.41%
Without Sales Load [Member] | C000030254
Average Annual Return [Line Items]
Average Annual Return, Percent	4.43%		10.75%	4.47%	5.96%
S&P Composite 1500 Value Index USD TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Value Index TR
Average Annual Return, Percent	5.17%		14.56%	11.65%	9.71%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%